December 19, 1996



Securities and Exchange Commission

Attn:  Filing Desk

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C.  20549



Re:	The Merger Fund (the "Fund")

	CIK  0000701804

	1940 Act Filing No. 811-3445



Gentlemen:



	Attached for filing please find a supplement, dated December 19, 1996, to the Fund's prospectus, dated February 7, 1996. The filing is made pursuant to Rule 497(e) of the Securities Act of 1933.



	Please contact the undersigned at (212) 318-3318 with any questions you may have regarding the foregoing.



					Sincerely,





					William H. Bohnett



Enclosure